Notes Payable (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	May 15, 2020	Apr. 07, 2020	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes payable, outstanding balance				$ 310,000	$ 310,000	$ 475,000
Note payable default					460,829
Aggregate amount of paycheck protection		$ 313,000				$ 313,000
Forgiven aggregate amount of paycheck protection					$ 490,000
Gain on extinguish of PPP					12,000
Notes payable exchanged					100,000
Proceeds from loan			$ 177,000
Amount payable					105,000
Forgiven accrued interest on PPP					5,000
PPP maturity date						Apr. 07, 2025
PPP interest rate						1.00%
Notes payable, outstanding balance				16,000	23,000	$ 128,000
Long term notes payable				150,000	150,000	463,000
Unamortized debt discount						14,000
Notes payable in default				1,639,000	1,639,000	1,699,000
EID Loan [Member]
Notes payable, outstanding balance				150,000	150,000
Loan borrowed amount	$ 150,000
Interest rate on loan	3.75%
Monthly payment on loan, description	Monthly principal and interest payments of $250 per month
Notes Payable [Member]
Notes payable, outstanding balance				$ 1,639,000	$ 1,639,000	1,699,000
Interest rate decriptions				The notes are unsecured, bear interest at a rate of 8% through 14% per annum	The notes are unsecured, bear interest at a rate of 8% through 14% per annum
Obligation on debt settlement					$ 60,000
Unamortized debt discount						52,000
Notes payable in default					1,639,000
Amortized debt discount					52,000
One Note [Member]
Amount payable				$ 7,000
Notes payable, outstanding balance				$ 16,000	23,000	128,000
Secured notes payable					21,000	$ 21,000
Note issued					$ 88,000		$ 468,000
Interest rate of notes					148.00%	148.00%	8.00%
Principal amount					$ 319,000	$ 319,000